Quarterly Holdings Report
for

Fidelity Advisor® Value Fund

January 31, 2021

FAV-QTLY-0321
1.813029.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.5%
Liberty Global PLC Class C (a)	18,322	$442,660
Media - 2.2%
DISH Network Corp. Class A (a)	7,784	225,892
Interpublic Group of Companies, Inc.	32,956	793,251
News Corp. Class A	9,600	186,240
Nexstar Broadcasting Group, Inc. Class A	5,613	638,030
Publicis Groupe SA	5,677	294,587
		2,138,000

TOTAL COMMUNICATION SERVICES		2,580,660

CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.4%
Adient PLC (a)	12,239	395,197
Automobiles - 0.2%
Thor Industries, Inc.	1,370	165,784
Distributors - 0.6%
LKQ Corp. (a)	16,510	579,336
Diversified Consumer Services - 0.4%
Laureate Education, Inc. Class A (a)	27,326	355,511
Hotels, Restaurants & Leisure - 1.5%
Caesars Entertainment, Inc. (a)	15,601	1,098,154
Extended Stay America, Inc. unit	27,737	407,179
		1,505,333
Household Durables - 2.1%
Mohawk Industries, Inc. (a)	4,977	714,697
Taylor Morrison Home Corp. (a)	7,895	205,112
Tempur Sealy International, Inc. (a)	14,023	370,207
Tupperware Brands Corp. (a)	8,510	255,981
Whirlpool Corp.	2,557	473,275
		2,019,272
Internet & Direct Marketing Retail - 1.6%
eBay, Inc.	12,649	714,795
Expedia, Inc.	6,451	800,569
		1,515,364
Leisure Products - 0.7%
Mattel, Inc. (a)	36,995	670,349
Specialty Retail - 2.6%
American Eagle Outfitters, Inc.	18,127	411,302
L Brands, Inc.	12,331	502,612
Lithia Motors, Inc. Class A (sub. vtg.)	1,281	408,229
Lowe's Companies, Inc.	1,679	280,141
Michaels Companies, Inc. (a)	31,577	489,444
Sally Beauty Holdings, Inc. (a)	29,300	442,430
		2,534,158
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	11,363	473,383
Tapestry, Inc.	17,684	559,168
		1,032,551

TOTAL CONSUMER DISCRETIONARY		10,772,855

CONSUMER STAPLES - 3.9%
Beverages - 0.4%
Primo Water Corp.	26,402	407,911
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	6,860	288,600
U.S. Foods Holding Corp. (a)	11,193	346,871
		635,471
Food Products - 1.3%
Bunge Ltd.	1,460	95,542
Darling Ingredients, Inc. (a)	10,392	644,408
Nomad Foods Ltd. (a)	12,660	317,766
Post Holdings, Inc. (a)	2,496	236,746
		1,294,462
Household Products - 1.0%
Energizer Holdings, Inc.	9,341	409,509
Spectrum Brands Holdings, Inc.	6,683	505,034
		914,543
Personal Products - 0.1%
Edgewell Personal Care Co.	1,663	55,544
Tobacco - 0.4%
Altria Group, Inc.	10,173	417,907

TOTAL CONSUMER STAPLES		3,725,838

ENERGY - 5.0%
Energy Equipment & Services - 0.3%
Liberty Oilfield Services, Inc. Class A	5,100	61,302
TechnipFMC PLC	20,981	224,287
		285,589
Oil, Gas & Consumable Fuels - 4.7%
Apache Corp.	5,100	72,828
Cabot Oil & Gas Corp.	5,033	92,255
Cenovus Energy, Inc. (Canada)	84,340	497,961
Cheniere Energy, Inc. (a)	13,211	836,653
Devon Energy Corp.	4,510	74,235
Energy Transfer Equity LP	42,829	268,538
Hess Corp.	13,225	713,886
Marathon Petroleum Corp.	10,240	441,958
Pioneer Natural Resources Co.	1,372	165,875
The Williams Companies, Inc.	26,954	572,233
Valero Energy Corp.	13,341	752,833
		4,489,255

TOTAL ENERGY		4,774,844

FINANCIALS - 15.2%
Banks - 3.5%
Bank of Kyoto Ltd.	4,611	241,676
First Citizens Bancshares, Inc.	655	390,373
First Citizens Bancshares, Inc. Class B	110	62,040
M&T Bank Corp.	3,533	468,017
PacWest Bancorp	15,556	469,636
Signature Bank	5,541	915,318
Sterling Bancorp	26,449	488,249
Wells Fargo & Co.	8,837	264,050
		3,299,359
Capital Markets - 1.8%
Ameriprise Financial, Inc.	3,460	684,630
Lazard Ltd. Class A	11,572	476,766
LPL Financial	5,379	582,761
		1,744,157
Consumer Finance - 4.1%
Ally Financial, Inc.	14,792	559,729
Capital One Financial Corp.	6,280	654,753
Navient Corp.	28,901	325,281
OneMain Holdings, Inc.	16,572	771,592
SLM Corp.	60,402	838,380
Synchrony Financial	22,960	772,604
		3,922,339
Diversified Financial Services - 0.8%
ECN Capital Corp.	54,941	292,159
Voya Financial, Inc.	8,982	498,142
		790,301
Insurance - 5.0%
Allstate Corp.	3,134	335,902
AMBAC Financial Group, Inc. (a)	19,801	285,530
American Equity Investment Life Holding Co.	9,330	272,343
American Financial Group, Inc.	4,702	442,646
American International Group, Inc.	10,077	377,283
Arch Capital Group Ltd. (a)	12,879	404,529
Assurant, Inc.	4,458	603,925
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,150	417,211
MetLife, Inc.	4,460	214,749
Old Republic International Corp.	13,257	239,952
Reinsurance Group of America, Inc.	5,092	534,915
The Travelers Companies, Inc.	4,705	641,292
		4,770,277

TOTAL FINANCIALS		14,526,433

HEALTH CARE - 6.5%
Biotechnology - 0.1%
Ascendis Pharma A/S sponsored ADR (a)	451	67,718
TG Therapeutics, Inc. (a)	197	9,509
United Therapeutics Corp. (a)	168	27,522
		104,749
Health Care Equipment & Supplies - 0.6%
Dentsply Sirona, Inc.	635	33,966
Hill-Rom Holdings, Inc.	576	55,319
Hologic, Inc. (a)	3,763	300,024
Teleflex, Inc.	249	94,030
Zimmer Biomet Holdings, Inc.	590	90,665
		574,004
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	412	42,930
Cardinal Health, Inc.	6,859	368,534
Centene Corp. (a)	12,081	728,484
Cigna Corp.	3,981	864,076
DaVita HealthCare Partners, Inc. (a)	347	40,727
Laboratory Corp. of America Holdings (a)	4,501	1,030,324
Molina Healthcare, Inc. (a)	100	21,361
Progyny, Inc. (a)	642	30,026
Surgery Partners, Inc. (a)	629	23,449
		3,149,911
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	1,608	193,233
Avantor, Inc. (a)	1,325	39,074
Bio-Rad Laboratories, Inc. Class A (a)	238	136,557
IQVIA Holdings, Inc. (a)	795	141,351
PerkinElmer, Inc.	402	59,122
QIAGEN NV (a)	600	32,490
Sotera Health Co.	1,166	30,421
Syneos Health, Inc. (a)	5,832	433,609
		1,065,857
Pharmaceuticals - 1.4%
Bayer AG	5,317	321,800
Catalent, Inc. (a)	689	79,269
Horizon Therapeutics PLC (a)	483	35,008
Jazz Pharmaceuticals PLC (a)	3,462	538,341
Viatris, Inc. (a)	22,977	390,379
		1,364,797

TOTAL HEALTH CARE		6,259,318

INDUSTRIALS - 23.6%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	8,466	878,686
General Dynamics Corp.	1,640	240,555
Howmet Aerospace, Inc.	1,849	45,448
Huntington Ingalls Industries, Inc.	2,518	396,157
		1,560,846
Air Freight & Logistics - 1.0%
FedEx Corp.	1,878	441,969
XPO Logistics, Inc. (a)	5,108	563,974
		1,005,943
Airlines - 0.3%
JetBlue Airways Corp. (a)	10,566	151,516
Spirit Airlines, Inc. (a)	3,600	93,384
		244,900
Building Products - 1.4%
Builders FirstSource, Inc. (a)	16,200	619,650
Jeld-Wen Holding, Inc. (a)	26,532	689,567
		1,309,217
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	9,868	362,550
Knoll, Inc.	20,033	299,694
The Brink's Co.	8,109	552,466
		1,214,710
Construction & Engineering - 4.7%
AECOM (a)	17,311	867,281
API Group Corp. (a)(b)	8,600	154,026
Arcadis NV	20,041	702,870
EMCOR Group, Inc.	2,525	222,958
Fluor Corp.	43,796	757,233
Granite Construction, Inc.	26,237	776,878
Quanta Services, Inc.	100	7,047
Valmont Industries, Inc.	2,370	457,220
Willscot Mobile Mini Holdings (a)	25,574	606,360
		4,551,873
Electrical Equipment - 1.9%
Atkore International Group, Inc. (a)	7,563	335,495
Regal Beloit Corp.	3,665	459,884
Sensata Technologies, Inc. PLC (a)	14,908	812,486
Vertiv Holdings Co.	12,654	254,598
		1,862,463
Industrial Conglomerates - 0.2%
General Electric Co.	13,551	144,725
Machinery - 1.8%
Allison Transmission Holdings, Inc.	20,629	839,600
Colfax Corp. (a)	788	29,251
Crane Co.	2,468	186,778
Stanley Black & Decker, Inc.	3,783	656,313
		1,711,942
Marine - 1.3%
A.P. Moller - Maersk A/S Series B	88	180,767
Genco Shipping & Trading Ltd.	5,938	46,970
Golden Ocean Group Ltd.	4,900	23,226
Kirby Corp. (a)	18,376	932,766
Safe Bulkers, Inc. (a)	14,800	25,752
Star Bulk Carriers Corp.	4,679	49,644
		1,259,125
Professional Services - 2.8%
ASGN, Inc. (a)	5,758	477,396
Intertrust NV (b)	17,474	268,463
Manpower, Inc.	7,127	630,312
Nielsen Holdings PLC	58,156	1,298,624
		2,674,795
Road & Rail - 1.7%
AMERCO	10	4,624
Knight-Swift Transportation Holdings, Inc. Class A	10,544	421,760
Ryder System, Inc.	8,705	544,846
TFI International, Inc. (Canada)	9,586	636,743
		1,607,973
Trading Companies & Distributors - 3.6%
AerCap Holdings NV (a)	11,244	429,971
Beacon Roofing Supply, Inc. (a)	14,346	570,540
Fortress Transportation & Infrastructure Investors LLC	17,502	386,794
GMS, Inc. (a)	12,092	350,547
MRC Global, Inc. (a)	30,955	213,899
NOW, Inc. (a)	18,389	152,445
United Rentals, Inc. (a)	2,538	616,759
Univar, Inc. (a)	39,000	725,010
		3,445,965

TOTAL INDUSTRIALS		22,594,477

INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	2,429	475,963
Lumentum Holdings, Inc. (a)	2,020	189,476
ViaSat, Inc. (a)(c)	4,530	197,236
		862,675
Electronic Equipment & Components - 1.3%
Flex Ltd. (a)	47,500	837,900
Insight Enterprises, Inc. (a)	5,130	390,393
		1,228,293
IT Services - 2.4%
DXC Technology Co.	11,453	322,975
Econocom Group SA	77,394	239,500
Rackspace Technology, Inc. (a)(c)	16,286	376,369
Science Applications International Corp.	5,618	539,497
Unisys Corp. (a)	34,388	821,529
		2,299,870
Semiconductors & Semiconductor Equipment - 0.6%
ON Semiconductor Corp. (a)	15,510	534,940
Software - 1.1%
Micro Focus International PLC	39,120	235,923
NortonLifeLock, Inc.	12,626	266,030
SS&C Technologies Holdings, Inc.	9,069	570,259
		1,072,212
Technology Hardware, Storage & Peripherals - 0.5%
NCR Corp. (a)	6,110	203,830
Xerox Holdings Corp.	13,881	291,917
		495,747

TOTAL INFORMATION TECHNOLOGY		6,493,737

MATERIALS - 9.6%
Chemicals - 4.3%
Axalta Coating Systems Ltd. (a)	20,938	565,117
Celanese Corp. Class A	1,556	190,065
DuPont de Nemours, Inc.	1,532	121,717
Eastman Chemical Co.	5,083	499,913
FMC Corp.	1,393	150,848
Huntsman Corp.	8,731	230,673
Olin Corp.	33,736	806,628
The Chemours Co. LLC	18,280	481,495
The Mosaic Co.	5,940	154,202
Tronox Holdings PLC	33,133	508,592
W.R. Grace & Co.	7,697	446,580
		4,155,830
Construction Materials - 0.9%
Eagle Materials, Inc.	3,932	432,638
Grupo Cementos de Chihuahua S.A.B. de CV	38,700	246,220
Martin Marietta Materials, Inc.	823	236,538
		915,396
Containers & Packaging - 3.1%
Avery Dennison Corp.	834	125,826
Berry Global Group, Inc. (a)	12,208	602,709
Crown Holdings, Inc. (a)	7,028	633,574
O-I Glass, Inc.	47,034	594,510
Sealed Air Corp.	4,060	171,616
WestRock Co.	19,809	820,687
		2,948,922
Metals & Mining - 1.3%
ArcelorMittal SA Class A unit (a)	19,987	431,519
Constellium NV (a)	40,343	497,429
First Quantum Minerals Ltd.	9,684	161,305
Steel Dynamics, Inc.	3,387	116,072
		1,206,325

TOTAL MATERIALS		9,226,473

REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Alexandria Real Estate Equities, Inc.	3,131	523,221
American Tower Corp.	2,428	552,030
CubeSmart	24,322	847,378
Douglas Emmett, Inc.	22,357	619,512
Equinix, Inc.	836	618,607
Equity Lifestyle Properties, Inc.	9,708	590,635
Equity Residential (SBI)	5,410	333,472
Essex Property Trust, Inc.	1,621	388,408
Kilroy Realty Corp.	6,807	385,480
Lamar Advertising Co. Class A	5,341	431,446
RLJ Lodging Trust	22,529	290,849
VICI Properties, Inc.	22,461	567,814
		6,148,852
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	41,630	596,558

TOTAL REAL ESTATE		6,745,410

UTILITIES - 6.8%
Electric Utilities - 3.1%
Edison International	17,047	991,454
Exelon Corp.	10,830	450,095
FirstEnergy Corp.	21,297	655,096
NRG Energy, Inc.	5,330	220,715
PG&E Corp. (a)	63,198	722,353
		3,039,713
Gas Utilities - 0.3%
Atmos Energy Corp.	1,650	146,850
Spire, Inc.	1,860	113,813
		260,663
Independent Power and Renewable Electricity Producers - 2.5%
The AES Corp.	51,799	1,263,378
Vistra Corp.	55,455	1,107,436
		2,370,814
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	41,407	873,274

TOTAL UTILITIES		6,544,464

TOTAL COMMON STOCKS
(Cost $74,904,541)		94,244,509
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 2/18/21 to 4/29/21 (d)
(Cost $259,973)	260,000	259,981
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.09% (e)	1,274,419	$1,274,674
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	21,194	21,196
TOTAL MONEY MARKET FUNDS
(Cost $1,295,834)		1,295,870
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $76,460,348)		95,800,360
NET OTHER ASSETS (LIABILITIES) - 0.1%		96,572
NET ASSETS - 100%		$95,896,932

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	March 2021	$700,710	$(37,557)	$(37,557)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $422,489 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $259,981.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$609
Fidelity Securities Lending Cash Central Fund	225
Total	$834

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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